Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023	Apr. 20, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Presentation of leases for lessee [abstract]
Remaining lease terms	5 years
Interest rate	35.00%	5.00%	12.00%			5.00%
Short-term leases	$ 33,743			$ 42,118	$ 30,909